Cost of Sales (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Detailed Information About Cost of Sales Explanatory

Year ended,	March 31, 2024	March 31, 2023

Total cost of sales is comprised of:

Cost of steel revenue	$2,263.0	$2,160.2

Cost of freight revenue	198.3	182.4

Cost of non-steel revenue	52.2	46.1

	$2,513.5	$2,388.7

Inventories recognized as cost of sales:	$2,315.2	$2,206.4

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$13.5	$23.0